STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)																	12 Months Ended
	Oct. 17, 2024 shares	Oct. 09, 2024 shares	Jul. 09, 2024 shares	Jul. 01, 2024 shares	Apr. 01, 2023	Jan. 31, 2023 shares	Sep. 07, 2022 EUR (€) shares	Sep. 06, 2022 USD ($)	Jun. 24, 2022 USD ($) shares	May 25, 2022 USD ($) shares	May 25, 2022 shares	Apr. 24, 2022 USD ($) shares	Mar. 09, 2022 USD ($) shares	Mar. 04, 2022 USD ($) $ / shares shares	Mar. 04, 2022 USD ($) $ / shares shares	Mar. 12, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 01, 2024	Jun. 01, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized																	25,000,000
Preferred stock, per share | $ / shares																	$ 0.001
Dividends declared | $																		$ 64,292
Issuance of common shares Series C Preference Share Dividends | $																		43,805
Shares of common stock paid | $																		$ 42,883
Warrant shares																	2,538,101	2,538,101
Debt instrument face amount							€ 434,060												$ 525,291
Residual loss | $																	$ 28,043
Gain (loss) on securitization of financial assets | $																	$ 95,768
Common stock, shares authorized																	3,000,000,000	3,000,000,000
Common stock, par value | $ / shares																	$ 0.01	$ 0.01
Issuance of common shares for consultancy | $																		$ 100,000
Dividends shares																		311,159
Advisory board services, shares																	200,000
Advisory board services, value | $																	$ 10,000
Common stock, shares issued																	159,890,447	159,690,447
Common stock, shares outstanding																	159,890,447	159,690,447
Option vest description					Company granted options for purchasing our Common stock to executives, management, and a non-executive director as consideration for time served. The terms of the stock option grants are determined by our Board of Directors and consistent with our 2022 Equity Incentive Plan.
Options granted																	10,200,000
Unvested options forfeited																	1,848,000
Unvested options granted																		2,538,101
Option grant description					Our stock option grant general policy is that options vest 40% after 90 days of service, and the remaining options vest monthly over two years. The maximum term is ten years.
Unrecognized hare compensation costs | $																	$ 582,084	$ 1,559,571
Stock options expired or forfeited | $																	668,781	0
Unrecognized compensation costs | $																	$ 243,004
Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares of common stock											28,400,000
Bubblr Limited And Morris [Member]
Class of Stock [Line Items]
Investment company fee waiver terms							200,000
GHS Investments, LLC [Member]
Class of Stock [Line Items]
Convertible preferred stock value | $														$ 700,000	$ 700,000
Preferred stock, share subscriptions														700	700
Warrant shares														941,599	941,599
Gross proceeds | $															$ 266,000
Shares of common stock to Proactive							281,000
Proactive Capital Partners LP [Member]
Class of Stock [Line Items]
Preferred stock, share subscriptions													160
Warrant shares													472,205
Gross proceeds | $													$ 155,000
Shares of common stock to Proactive							64,220
Dividend Payments By Stock Issuance [Member]
Class of Stock [Line Items]
Issuance of common shares Series C Preference Share Dividends | $																		$ 22,133
Shares of common stock																		116,799
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common shares Series C Preference Share Dividends | $																		$ 3,112
Shares of common stock																		311,159
Shares of common stock paid | $																		$ 20,026
Stock issued during period shares																		1,455,784
Issuance of common shares for consultancy, shares																		625,000
Issuance of common shares for consultancy | $																		$ 6,250
Advisory board services, shares																	200,000
Advisory board services, value | $																	$ 2,000
Shares of common stock																			8,400,000
Employment agreements percentage																				50.00%	50.00%
Shares of common stock forfeited						8,400,000
GHS Tranche 2 [Member]
Class of Stock [Line Items]
Warrant shares												562,149
Gross proceeds | $												$ 184,000
GHS Tranche 3 [Member]
Class of Stock [Line Items]
Warrant shares										281,074	281,074
Gross proceeds | $										$ 92,000
GHS Tranche 4 [Member]
Class of Stock [Line Items]
Warrant shares									281,074
Gross proceeds | $									$ 92,000
Proactive Total [Member]
Class of Stock [Line Items]
Gross proceeds | $																	789,000
Warrant Allocated [Member]
Class of Stock [Line Items]
Gross proceeds | $																	721,275
Investor Relations [Member]
Class of Stock [Line Items]
Issuance of common shares for consultancy, shares																		1,455,784
Issuance of common shares for consultancy | $																		$ 285,338
Consultancy Services [Member]
Class of Stock [Line Items]
Issuance of common shares for consultancy, shares																		625,000
Issuance of common shares for consultancy | $																		$ 100,000
Professional Services [Member]
Class of Stock [Line Items]
Issuance of common shares for consultancy, shares																		500,000
Issuance of common shares for consultancy | $																		$ 65,000
Options granted	500,000			500,000
Unvested options forfeited			1,848,000
Unvested options forfeited		4,872,000
Professional Services [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Unvested options granted	8,305,000
Loan Resolution Agreement [Member]
Class of Stock [Line Items]
Issuance of common shares for consultancy, shares																		2,489,186
Issuance of common shares for consultancy | $																		$ 821,431
Warrant [Member]
Class of Stock [Line Items]
Intrinsic value | $																	$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	1
Preferred stock, per share | $ / shares																	$ 0.001
Preferred stock voting rights																	The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any matters presented to the stockholders of the Corporation for their action or consideration.
Repurchased amount | $								$ 60,000
Preferred stock, shares issued																	0
Preferred stock, shares outstanding																	0
Series A Preferred Stock [Member] | Amendment to Series A Preferred [Member]
Class of Stock [Line Items]
Convertible preferred stock description																On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														2,000	2,000		2,000	2,000
Preferred stock, per share | $ / shares														$ 1,200	$ 1,200		$ 0.001	$ 0.001
Preferred stock, shares issued																	903	903
Preferred stock, shares outstanding																	903	903
Dividend rate																		8.00%
Preferred stock conversion basis														Each share of the Series C Convertible Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of $1,200 of such share by the Conversion Price of $0.3202.
Preferred stock, liquidation preference value | $														$ 1,200	$ 1,200
Conversion Price | $ / shares														$ 0.3202	$ 0.3202
Series C Preferred Stock [Member] | GHS Investments, LLC [Member]
Class of Stock [Line Items]
Warrant shares percent														75.00%	75.00%
Series C Preferred Stock [Member] | Proactive Capital Partners LP [Member]
Class of Stock [Line Items]
Stock issued during period shares													168
Warrant shares percent													75.00%
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Remained declared unpaid | $																		$ 22,133
Shares of common stock to Proactive							345,220
Interest expense | $																	$ 71,703
Series C Preferred Stock [Member] | Redeemed Within 90 Days [Member]
Class of Stock [Line Items]
Debt instrument, redemption, description																		If all of the Series C Convertible Preferred Stock are redeemed within 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 115% of the Stated Value together with any accrued but unpaid dividends.
Series C Preferred Stock [Member] | Redeemed After 90 Days [Member]
Class of Stock [Line Items]
Debt instrument, redemption, description																		If all of the Series C Convertible Preferred Stock is redeemed after 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 120% of the Stated Value together with any accrued but unpaid dividends; and
Series C Preferred Stock [Member] | Tranche 1 [Member]
Class of Stock [Line Items]
Stock issued during period shares														300
Series C Preferred Stock [Member] | Commitment Shares [Member] | GHS Investments, LLC [Member]
Class of Stock [Line Items]
Stock issued during period shares														35
Series C Preferred Stock [Member] | Commitment Shares [Member] | Proactive Capital Partners LP [Member]
Class of Stock [Line Items]
Stock issued during period shares													8
Series C Preferred Stock [Member] | GHS Tranche 2 [Member]
Class of Stock [Line Items]
Stock issued during period shares												200
Series C Preferred Stock [Member] | GHS Tranche 3 [Member]
Class of Stock [Line Items]
Stock issued during period shares										100
Series C Preferred Stock [Member] | GHS Tranche 4 [Member]
Class of Stock [Line Items]
Stock issued during period shares									100